Common Stock and Stock Plans, Stock Incentive Compensation Expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Allocation of Stock Incentive Compensation Expense and Related Recognized Tax Benefit [Abstract]
RSRs	$ 639	$ 568	$ 435
Performance shares	219	157	112
Stock options	0	0	13
Total stock incentive compensation expense	858	725	560
Related recognized tax benefit	$ 324	$ 273	$ 211